Borrowings - Amendments to Long-term Debt Agreements (Details) - CAD ($)	12 Months Ended
	Mar. 29, 2020	Feb. 24, 2020	May 10, 2019	May 09, 2019
The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 467,500,000	$ 467,500,000	$ 300,000,000	$ 200,000,000
Increase in credit facility commitments	517,500,000	$ 517,500,000	$ 350,000,000	$ 250,000,000
Deferred transaction costs	900,000
Term loan
Disclosure of detailed information about borrowings [line items]
Deferred transaction costs	$ 1,400,000
Interest rate on borrowings (as a percent)	5.10%
Term loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.50%			4.00%